Expense Example, No Redemption - THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3) - TAX EXEMPT BOND FUND OF AMERICA - Class C	Sep. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 133
Expense Example, No Redemption, 3 Years	415
Expense Example, No Redemption, 5 Years	718
Expense Example, No Redemption, 10 Years	$ 1,372